REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING
FIRM

To the Board of Trustees of The Advisors Inner
Circle Fund
and Shareholders of
AlphaOne VIMCO Small Cap Value Fund, CIBC Atlas All
Cap Growth Fund, CIBC Atlas Disciplined Equity Fund,
CIBC Atlas Equity Income Fund, CIBC Atlas Mid Cap
Equity Fund, CIBC Atlas Income Opportunities Fund,
CIBC Atlas International Growth Fund, Cambiar
Opportunity Fund, Cambiar SMID Fund, Cambiar Small
Cap Fund, Cambiar International Equity Fund, Cambiar
International Small Cap Fund, Cambiar Global Equity
Fund, Cambiar Global Ultra Focus Fund, Edgewood
Growth Fund, Haverford Quality Growth Stock Fund,
LSV Conservative Value Equity Fund, LSV Small Cap
Value Fund, LSV Value Equity Fund, LSV U.S. Managed
Volatility Fund, LSV Global Managed Volatility Fund,
LSV Global Value Fund, LSV Emerging Markets Equity
Fund, Sands Capital Global Growth Fund, THB Asset
Management MicroCap Fund (formerly, Thomson
Horstmann & Bryant Microcap Fund), Westwood LargeCap
Value Fund, Westwood Total Return Fund (formerly,
Westwood Low Volatility Equity Fund), Westwood
SMidCap Fund, Westwood SmallCap Fund, Westwood
Income Opportunity Fund, Westwood Emerging Markets
Fund, Westwood High Income Fund (formerly, Westwood
Short Duration High Yield Fund), Westwood Flexible
Income Fund, Westwood Alternative Income Fund
(formerly, Westwood Market Neutral Income Fund) and
Westwood Strategic Convertibles Fund.

In planning and performing our audits of the
financial statements of AlphaOne VIMCO Small Cap
Value Fund, CIBC Atlas All Cap Growth Fund, CIBC
Atlas Disciplined Equity Fund, CIBC Atlas Equity
Income Fund, CIBC Atlas Mid Cap Equity Fund, CIBC
Atlas Income Opportunities Fund, CIBC Atlas
International Growth Fund, Cambiar Opportunity Fund,
Cambiar SMID Fund, Cambiar Small Cap Fund, Cambiar
International Equity Fund, Cambiar International
Small Cap Fund, Cambiar Global Equity Fund, Cambiar
Global Ultra Focus Fund, Edgewood Growth Fund,
Haverford Quality Growth Stock Fund, LSV
Conservative Value Equity Fund, LSV Small Cap Value
Fund, LSV Value Equity Fund, LSV U.S. Managed
Volatility Fund, LSV Global Managed Volatility Fund,
LSV Global Value Fund, LSV Emerging Markets Equity
Fund, Sands Capital Global Growth Fund, THB Asset
Management MicroCap Fund (formerly, Thomson
Horstmann & Bryant Microcap Fund), Westwood LargeCap
Value Fund, Westwood Total Return Fund (formerly,
Westwood Low Volatility Equity Fund), Westwood
SMidCap Fund, Westwood SmallCap Fund, Westwood
Income Opportunity Fund, Westwood Emerging Markets
Fund, Westwood High Income Fund (formerly, Westwood
Short Duration High Yield Fund), Westwood Flexible
Income Fund, Westwood Alternative Income Fund
(formerly, Westwood Market Neutral Income Fund) and
Westwood Strategic Convertibles Fund (collectively,
the Funds), thirty-five of the series constituting
The Advisors Inner Circle Trust (the Company), as of
and for the year ended October 31, 2019, in
accordance with the standards of the Public Company
Accounting Oversight Board (United States), we
considered the Companys internal control over
financial reporting, including controls over
safeguarding securities, as a basis for designing
our auditing procedures for the purpose of
expressing our opinions on the financial statements
and to comply with the requirements of Form N-CEN,
but not for the purpose of expressing an opinion on
the effectiveness of the Companys internal control
over financial reporting.  Accordingly, we express
no such opinion.
The management of the Company is responsible for
establishing and maintaining effective internal
control over financial reporting.  In fulfilling
this responsibility, estimates and judgments by
management are required to assess the expected
benefits and related costs of controls.  A companys
internal control over financial reporting is a
process designed to provide reasonable assurance
regarding the reliability of financial reporting and
the preparation of financial statements for external
purposes in accordance with U.S. generally accepted
accounting principles.  A companys internal control
over financial reporting includes those policies and
procedures that (1) pertain to the maintenance of
records that, in reasonable detail, accurately and
fairly reflect the transactions and dispositions of
the assets of the company; (2) provide reasonable
assurance that transactions are recorded as
necessary to permit preparation of financial
statements in accordance with U.S. generally
accepted accounting principles, and that receipts
and expenditures of the company are being made only
in accordance with authorizations of management and
trustees/directors of the company; and (3) provide
reasonable assurance regarding prevention or timely
detection of unauthorized acquisition, use or
disposition of a companys assets that could have a
material effect on the financial statements.
Because of its inherent limitations, internal
control over financial reporting may not prevent or
detect misstatements.  Also, projections of any
evaluation of effectiveness to future periods are
subject to the risk that controls may become
inadequate because of changes in conditions, or that
the degree of compliance with the policies or
procedures may deteriorate.
A deficiency in internal control over financial
reporting exists when the design or operation of a
control does not allow management or employees, in
the normal course of performing their assigned
functions, to prevent or detect misstatements on a
timely basis.  A material weakness is a deficiency,
or a combination of deficiencies, in internal
control over financial reporting, such that there is
a reasonable possibility that a material
misstatement of the companys annual or interim
financial statements will not be prevented or
detected on a timely basis.
Our consideration of the Companys internal control
over financial reporting was for the limited purpose
described in the first paragraph and would not
necessarily disclose all deficiencies in internal
control that might be material weaknesses under
standards established by the Public Company
Accounting Oversight Board (United States).
However, we noted no deficiencies in the Companys
internal control over financial reporting and its
operation, including controls over safeguarding
securities, that we consider to be a material
weakness as defined above as of October 31, 2019.
This report is intended solely for the information
and use of management and the Board of Trustees of
The Advisors Inner Circle Trust and the Securities
and Exchange Commission and is not intended to be
and should not be used by anyone other than these
specified parties.
/s/ ERNST & YOUNG LLP

Philadelphia, Pennsylvania
December 30, 2019